Investments in Subsidiaries and Associates - Professional Service Corporations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Total assets	$ 554,632	$ 238,814
Total liabilities	389,361	190,455
Revenue	322,921	79,272	[1]	$ 16,034
Cost of care delivery	(289,672)	(67,254)	[1]	(19,810)
Sales, general & administrative expenses	(196,673)	(94,681)	[1]	$ (84,270)
Professional Service Corporations
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Total assets	104,703	35,535
Total liabilities	168,240	42,699
Revenue	154,508	17,436
Cost of care delivery	(155,191)	(20,175)
Sales, general & administrative expenses	$ (55,006)	$ (3,799)

[1]	Restated to reflect reclassification of certain expense items described in Note 2.